Oct-02-03 04:17pm From- T-188 P.002/002 F-458

Director
Securities Operations Department

20 Broad Street
New York, NY 10005

tel: 212.656.5034
fax: 212.656.5893
aaliberti@nyse.com

CERTNYS

1-31818

NYSE

[redacted]

03031132

RECD S.E.C.
OCT 02 2003
1086

PROCESSED
OCT 03 2003
THOMSON FINANCIAL

October 2, 2003

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 1004 -- STOP/1-4
450 Fifth Street, NW
Judiciary Plaza
Washington, DC 20549

Dear Ms. Hughes:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, SYNTHETIC FIXED-INCOME SECURITIES, INC., STRATS BellSouth Telecommunications Certificates, Series 2003-1 (the "Certificates") and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on October 2, 2003. Tentative listing date – October 6, 2003.

Sincerely,

[signature]